Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:(5)
Year (1) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs(2)(4) (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (in millions) (h)	Revenue (in millions)(6) (i)
2023	$7,998,637	$3,219,824	$3,086,321	$1,648,641	$26.67	$95.05	$(204.6)	$245.1
2022	$5,917,663	$(15,039,602)	$2,484,123	$(3,534,350)	$46.39	$89.85	$(217.9)	$203.6
2021	$1,281,593	$18,054,219	$728,146	$6,408,876	$140.81	$120.21	$(152.1)	$132.3

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The following table lists the PEO and non-PEO NEOs for each of the fiscal years 2021, 2022 and 2023

	PEO	Non-PEO NEOs
2023	Emily M. Leproust, Ph.D.	James M. Thorburn, William Banyai, Ph.D., Patrick Finn, Ph.D., and Paula Green
2022	Emily M. Leproust, Ph.D.	James M. Thorburn, William Banyai, Ph.D., Patrick Finn, Ph.D., Dennis Cho, and Patrick Weiss
2021	Emily M. Leproust, Ph.D.	James M. Thorburn, William Banyai, Ph.D., Patrick Finn, Ph.D., and Patrick Weiss

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on September 30, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Biotechnology Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended September 30, 2023.
PEO Total Compensation Amount	$ 7,998,637	$ 5,917,663	$ 1,281,593
PEO Actually Paid Compensation Amount	$ 3,219,824	(15,039,602)	18,054,219
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation – Summary Compensation Table” for additional information). The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Leproust in accordance with the Pay Versus Performance Rules:

	Equity Award Adjustments
	Summary Compensation Table Total for PEO	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2023	$7,998,637	$(6,632,151)	$4,259,928	$(1,518,003)	$208,413	$(1,097,000)	$—	$—	$3,219,824
2022	$5,917,663	$(4,521,127)	$2,416,154	$(11,693,150)	$138,996	$(7,298,138)	$—	$—	$(15,039,602)
2021	$1,281,593	$—	$—	$9,403,372	$—	$7,369,254	$—	$—	$18,054,219

Non-PEO NEO Average Total Compensation Amount	$ 3,086,321	2,484,123	728,146
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,648,641	(3,534,350)	6,408,876
Adjustment to Non-PEO NEO Compensation Footnote	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

	Equity Award Adjustments
	Average Summary Compensation Table Total for Non-PEO NEOs	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2023	$3,086,321	$(2,319,610)	$1,220,625	$(554,184)	$97,636	$117,853	$—	$—	$1,648,641
2022	$2,484,123	$(1,795,866)	$975,053	$(3,248,755)	$49,025	$(1,997,930)	$—	$—	$(3,534,350)
2021	$728,146	$—	$—	$3,217,733	$—	$2,462,997	$—	$—	$6,408,876

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Performance Measures
Revenue
Adjusted Gross Profit
Ending Cash Balance

Total Shareholder Return Amount	$ 26.67	46.39	140.81
Peer Group Total Shareholder Return Amount	95.05	89.85	120.21
Net Income (Loss)	$ (204.6)	$ (217.9)	$ (152.1)
Company Selected Measure Amount	245.1	203.6	132.3
PEO Name	Emily M. Leproust, Ph.D.	Emily M. Leproust, Ph.D.	Emily M. Leproust, Ph.D.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	We have determined that Revenue, as calculated in accordance with GAAP, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2023, to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Ending Cash Balance
PEO | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,632,151)	$ (4,521,127)	$ 0
PEO | Adjustment, Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,259,928	2,416,154	0
PEO | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,518,003)	(11,693,150)	9,403,372
PEO | Adjustment, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,413	138,996	0
PEO | Adjustment, Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,097,000)	(7,298,138)	7,369,254
PEO | Adjustment, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Adjustment, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,319,610)	(1,795,866)	0
Non-PEO NEO | Adjustment, Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,220,625	975,053	0
Non-PEO NEO | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(554,184)	(3,248,755)	3,217,733
Non-PEO NEO | Adjustment, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,636	49,025	0
Non-PEO NEO | Adjustment, Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,853	(1,997,930)	2,462,997
Non-PEO NEO | Adjustment, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Adjustment, Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0